SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-     SHAREHOLDERS' EQUITY

a.	Share capital:

The ordinary shares entitle their holders the right to receive notice to participate in and vote at general meetings of the Company and the right to receive cash dividends, if declared.

On April 1, 2015, upon closing the Vexigo transaction, the Company issued an aggregate of 3,115,090 restricted ordinary shares constituting 40% of the Company outstanding ordinary shares post-closing to the former shareholders of Vexigo.

Upon the closing of the Vexigo transaction, the Company issued to an independent business consultant (who subsequently became the Company's chief executive officer) a warrant based on a cashless exercise mechanism to acquire 2% of the Company's outstanding ordinary shares on a pre-closing basis (93,453 ordinary shares based on the number of shares outstanding prior to the closing) with an exercise price equal to the market price of the Ordinary shares at the signing of the SPA (i.e., $0.96 per share) valid for a period of five years.

On May 11, 2015, the Company issued in a private placement to certain of its shareholders an aggregate of 227,271, Ordinary shares for an aggregate of $500, pursuant to a share purchase agreement.

On May 16, 2016, the Company issued in a private placement to certain of its shareholders an aggregate of 648,475, Ordinary shares, for an aggregate of $700, out of which amount, an aggregate of $400 was invested by former Vexigo shareholders, out of the outstanding amount owed to them.

b.         Share options:

The Company’s 1996 Incentive Share Option Plan (the "Plan") when adopted, authorized the grant of options to purchase up to 750,000 of its Ordinary shares to officers, employees and directors of the Company or any subsidiary, pursuant to section 102 of the Israel Income Tax Ordinance. Any option, which is canceled or forfeited before expiration, will become available for future grants.

Each option granted under the Plan is exercisable until the earlier of five years from the date of the grant of the option or the expiration dates of the option plan. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options were exercised. The options primarily vest gradually over four years of employment.

In 2003, pursuant to an amendment in section 102 of the Israeli Income Tax Ordinance the Company rolled-over the remaining 446,958 options available at that time under the Plan for future grants under the 2003 Incentive Share Option Plan (the "2003 Plan") that conforms with the amended provisions of section 102 of the Israel Income Tax Ordinance. In August 2013, shareholders approved amendments to the 2003 Plan. Its term was extended by ten years so that the 2003 Plan will expire on November 30, 2023, unless further extended. The number of ordinary shares issuable under the 2003 Plan was increased by an additional 500,000 Ordinary shares, so that the Company is entitled to issue up to 946,957 ordinary shares under the 2003 Plan. In August 2016, shareholders approved the increase of the number of ordinary shares issuable under the 2003 Plan by an additional 500,000 Ordinary shares, so that the Company is entitled to issue up to 1,446,957 ordinary shares under the 2003 Plan.

In June 2006, the Company authorized pursuant to its 2006 Stock Option plan (the "2006 Plan"), to grant options to officers, employees and directors of MTS IntegraTRAK or any subsidiary of up to 200,000 of the Company's Ordinary shares. Each option granted under the 2006 Plan may be either an option intended to be treated as an "incentive stock option", within the meaning of section 422 of the Internal Revenue Code of 1986, as amended, or an option that will be treated as a "non-qualified stock option".

At the Company's 2011 annual general meeting, shareholders approved an amendment to the 2006 Plan to provide for the issuance thereunder of an additional 200,000 Ordinary shares and to increase the total number of Ordinary shares with respect to which options may be granted there-under to any eligible employee during any 12 month period to 150,000 Ordinary shares, subject to adjustment as provided in the 2006 Plan.

At the Company's 2013 annual general meeting, shareholders approved an amendment to the 2006 Plan to provide for the issuance thereunder of an additional 150,000 Ordinary shares, such that the Company will be entitled to issue options to purchase up to 550,000 Ordinary shares under the 2006 Plan. Each option granted under the 2006 Plan is exercisable until the earlier of five years from the date of the grant of the option or the expiration dates of the option plan. The exercise price of the options granted under the 2006 Plan may not be less than the fair market value of an Ordinary share determined as of the date of grant of the option.

As of December 31, 2016 803,034 Ordinary shares are available for future option grants under the Company's plans.

c.	A summary of option activity under the Company's stock option plans to its employees as of December 31, 2016 and changes during the year ended December 31, 2016 are as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2016	566,145	$1.45	-	-
Granted	397,674	$1.15	9.58	-
Exercised	-	$-	-	-
Expired and forfeited	12,000	$1.07	-	-

Outstanding at December 31, 2016	951,819	$1.45	4.90	$-

Vested and expected to vest	851,980	$1.38	5.22	$-

Exercisable at December 31, 2016	302,750	$1.63	0.80	$-

The weighted average grant-date fair value of options granted during 2016 and 2015 was $ 1.21 per option.

The total compensation cost related to options granted to employees under the Company's share-based compensation plans recognized for the years ended December 31, 2016, 2015 and 2014 amounted at $205, $170 and $84, respectively, net of estimated forfeitures.

As of December 31, 2016, there was $314 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

d.	Total stock-based compensation expenses recognized in 2015 and 2016:

The total stock-based compensation expense related to employees' equity-based awards, recognized for the years ended December 31, 2016, 2015 and 2014, was comprised as follows:

	Year ended December 31,
	2016	2015	2014

Cost of revenues	$8	$17	$11
Research and development	30	45	13
Selling and marketing	12	12	1
General and administrative	155	96	59

	$205	$170	$84

e.	Options to non-employees:

Issuance date	In connection with	Number of options granted	Options exercisable	Exercise price per share	Exercisable through

April 1, 2015	consultant	80,000	-	0.88	April 2020

Our former CEO, Mr. Salansky currently serves as a consultant to the Company’s Board of  Directors and agreed to provide his consulting services in consideration for the extension of the option granted to him on April 1, 2015 (which became fully vested on April 1, 2016) to acquire 80,000 ordinary shares under our 2003 Plan. Total stock-based compensation expense related to non-employees' equity-based awards, recognized in 2016 was $ 18.